Reverse Recapitalization and Acquisitions of Subsidiaries (Details) $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
	Oct. 03, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2025 $ / shares
Reverse Recapitalization and Acquisitions of subsidiaries [Line Items]
Non-redemption premium paid	¥ 1,593	¥ 1,593
Net proceeds from reverse recapitalization		205	$ 205
Cash-trust and cash, net of redemptions		4,780	4,780
Cash paid for the non-redemption and share forward agreement		1,593	1,593
Transaction costs and professional fees		¥ 2,982	$ 2,982
Warrants issued (in shares) (in Shares) | shares		4.9	4.9
Professional services		¥ 4,595
Reverse Recapitalization, Listing Expense		13,714	$ 13,714
Reverse Recapitalization, Share Listing And Associated Expenses		¥ 18,309
Next Finance Tech Co, Ltd. [Member]
Reverse Recapitalization and Acquisitions of subsidiaries [Line Items]
Thunder Bridge shareholders’ ownership		100.00%
Number of shares issued		1,111,450
Share price (in Dollars per share) | $ / shares						$ 6.55
Acquisition-related costs		¥ 11
Goodwill expected to be deductible for tax purposes